Financial Instruments and Risk Management - Schedule of Financial Commodity Risk Management Contracts (Details)	9 Months Ended
Sep. 30, 2026 Integer $ / shares
WTI Costless Collar [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	8,147
Swap Price
Put Price	59.92
Call Price	$ 73.94
WTI Costless Collar [Member] | US$ / bbl [Member] | Q1 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	12,000
Swap Price
Put Price	67.92
Call Price	$ 87.02
WTI Costless Collar [Member] | US$ / bbl [Member] | Q2 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	5,000
Swap Price
Put Price	67.5
Call Price	$ 83.26
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	674
Swap Price	$ 68.83
Put Price
Call Price
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q1 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	3,000
Swap Price	$ 87.26
Put Price
Call Price
WTI Fixed Price Swap [Member] | C$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	5,475
Swap Price	$ 81.01
Put Price
Call Price
WCS Differential Swap [Member] | C$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	8,000
Swap Price	$ (18.58)
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	31,000
Swap Price	$ 2.25
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q3 – Q4 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	37,000
Swap Price	$ 2.67
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q1 – Q4 2028 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	27,000
Swap Price	$ 2.93
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q1 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	37,000
Swap Price	$ 2.67
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q2 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	37,000
Swap Price	$ 2.67
Put Price
Call Price
C5 Differential Swap [Member] | C$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	2,520
Swap Price	$ (1)
Put Price
Call Price
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	842
Swap Price	$ 90.06
Put Price
Call Price
WTI Costless Collar [Member] | US$ / bbl [Member] | Q2 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	5,000
Swap Price
Put Price	75
Call Price	$ 92.92